UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Revenue	$ 36,474	$ 44,032	$ 85,367	$ 85,281
Cost of revenue	(14,895)	(21,141)	(32,604)	(37,483)
Gross profit	21,579	22,891	52,763	47,798
Fulfillment expense	(9,322)	(10,612)	(18,700)	(22,429)
Sales and advertising expense	(4,423)	(5,472)	(8,165)	(10,811)
Technology and content expense	(8,722)	(10,695)	(17,831)	(21,878)
General and administrative expense	(19,208)	(18,527)	(36,660)	(43,689)
Other operating income	223	368	473	578
Other operating expense	(357)	(18)	(443)	(64)
Operating loss	(20,230)	(22,065)	(28,563)	(50,495)
Finance income	691	2,895	1,984	6,012
Finance costs	(2,949)	(11,689)	(35,544)	(15,618)
Loss before Income tax from continuing operations	(22,488)	(30,859)	(62,123)	(60,101)
Income tax benefit / (expense)	476	169	(546)	70
Loss for the period from continuing operations	(22,012)	(30,690)	(62,669)	(60,031)
Loss after Income tax for the period from discontinued operations	0	(1,201)	0	(3,629)
Loss for the period	(22,012)	(31,891)	(62,669)	(63,660)
Attributable to:
Equity holders of the Company	(22,004)	(31,877)	(62,654)	(63,637)
from continuing operations	(22,004)	(30,676)	(62,654)	(60,008)
from discontinued operations	0	(1,201)	0	(3,629)
Non-controlling interests	(8)	(14)	(15)	(23)
from continuing operations	(8)	(14)	(15)	(23)
Loss for the period	(22,012)	(31,891)	(62,669)	(63,660)
Other comprehensive loss that may be classified to profit or loss in subsequent periods
Exchange differences gain / (loss) on translation of foreign operations	33,105	120,415	202,778	179,881
Other comprehensive loss on net investment in foreign operations	(31,903)	(127,027)	(190,487)	(187,389)
Other comprehensive income / (loss) on financial assets at fair value through OCI	1,771	366	3,152	619
Other comprehensive income / (loss)	2,973	(6,246)	15,443	(6,889)
Total comprehensive loss for the period	(19,039)	(38,137)	(47,226)	(70,549)
Attributable to:
Equity holders of the Company	(19,035)	(38,118)	(47,224)	(70,515)
Non-controlling interests	(4)	(19)	(2)	(34)
Total comprehensive loss for the period	$ (19,039)	$ (38,137)	$ (47,226)	$ (70,549)
Earnings per share (EPS) from continuing operations in USD:
Basic Loss for the period attributable to ordinary equity holders of the parent (in dollars per share)	$ (0.11)	$ (0.15)	$ (0.31)	$ (0.30)
Diluted Loss for the period attributable to ordinary equity holders of the parent (in dollars per share)	(0.11)	(0.15)	(0.31)	(0.30)
Earnings per share (EPS) from discontinued operations in USD:
Basic Loss for the period attributable to ordinary equity holders of the parent (in dollars per share)	0	(0.01)	0	(0.02)
Diluted Loss for the period attributable to ordinary equity holders of the parent (in dollars per share)	0	(0.01)	0	(0.02)
Earnings per share (EPS) in USD:
Basic Loss for the period attributable to ordinary equity holders of the parent (in dollars per share)	(0.11)	(0.16)	(0.31)	(0.32)
Diluted Loss for the period attributable to ordinary equity holders of the parent (in dollars per share)	$ (0.11)	$ (0.16)	$ (0.31)	$ (0.32)